Jun. 28, 2024
BNY Mellon Innovators ETF
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.50%

* The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the period May 18, 2023 (commencement of operations) through February 29, 2024, the fund's portfolio turnover rate was 12.39% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests principally in equity securities of U.S. innovation-driven companies. The fund's sub-adviser, Newton Investment Management North America, LLC (NIMNA), an affiliate of the Adviser, considers innovation-driven companies to be (i) leading edge companies that, through their intellectual property, provide ground-breaking and/or innovative products and services that can be disruptive and transformative to existing business models and practices and (ii) business enterprises that are positively impacted by the transformation of their business models and practices through the use of such products or services.

NIMNA considers ground-breaking and/or innovative products and services to be products and services that are new or significantly improved and involve the application of technical and complex new technologies, materials, processes or approaches. Ground-breaking and/or innovative products and services provide unique and/or valuable benefits to business enterprises or consumers, including better performance, efficiency and convenience compared to existing products or services. Consequently, the development and introduction of such products and services can quickly render existing products and services obsolete or outdated, thereby transforming and disrupting the business models and practices of companies. NIMNA believes that companies providing or benefiting from ground-breaking and/or innovative products and services will be positively impacted by the related transformation of their business models and practices. NIMNA also believes that the offering or use of ground-breaking and/or innovative products and services, and the resulting disruption and transformation of business models and practices, could lead to shifts in business enterprise or consumer demand for these and related types of products and services, which could further drive innovation and increase price competition. NIMNA further believes that the offering or use of ground-breaking and/or innovative products and services could have economic benefits, create new jobs, and improve quality of life.

In evaluating innovation-driven companies for potential investment, NIMNA assesses various factors, which may include a company's: investment in research and development; intellectual property portfolio; product or service differentiation; industry recognition; market share or growth; or organizational culture.

NIMNA employs a growth-oriented investment style in managing the fund's portfolio and focuses on individual stock selection. NIMNA selects stocks for the fund by using fundamental research complemented by "thematic insights" to identify companies that it considers to have attractive investment characteristics, such as strong business models and competitive positions, attractive valuation, solid cash flows and balance sheets, high quality management and high sustainable earnings growth. The combination of fundamental research and thematic insights enables NIMNA to better understand the drivers and beneficiaries of innovation and disruption as well as structural headwinds and tailwinds for a company's overall business. Thematic insights refer to overarching or recurring themes, trends or shifts that emerge from NIMNA's research and analysis of global economic information. NIMNA uses thematic insights to complement its fundamental research to better understand potential opportunities, changes and/or risks to a company, industry or sector. NIMNA believes that by using thematic insights and focusing on global investment themes, it can identify opportunities and risks that may not be immediately apparent through traditional financial analysis or company comparisons. NIMNA believes this can help provide a differentiated perspective on companies and the broader economy that highlights potential opportunities peers may overlook and enables NIMNA to identify sustainable growth opportunities over a longer time horizon.

The fund invests principally in common stocks of U.S. companies. The fund considers a U.S. company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund may invest in securities of companies with any market capitalization. The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more market sectors. As of February 29, 2024, the fund invests a significant portion of its assets in securities of companies in the health-care and information technology sectors.

NIMNA monitors the securities in the fund's portfolio and will consider selling a security if, in NIMNA's opinion, the company's business momentum deteriorates, the security's valuation exceeds NIMNA's valuation of the security and has limited upside potential, better investment opportunities emerge elsewhere, or an event occurs that contradicts NIMNA's rationale for owning the security, such as deterioration in the company's financial fundamentals.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.

Performance

Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.  Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund's returns based on net assets and comparing the fund's performance to a broad based securities index. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information is available at www.im.bnymellon.com.